Derivative Financial Instruments - Summary of Short-term Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 2,874	$ 2,040
Derivative financial instruments	6,227	948
Other Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	2,874	2,040
Derivative financial instruments	(6,227)	(948)
Other Derivative Financial Instruments | Futures Contract | Buy USD | Mexican Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	9,780
Derivative financial instruments	287
Other Derivative Financial Instruments | Futures Contract | Buy USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	13,870
Derivative financial instruments	727
Other Derivative Financial Instruments | Futures Contract | Buy USD | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,900
Derivative financial instruments	(232)
Other Derivative Financial Instruments | Futures Contract | Sell USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(6,662)
Derivative financial instruments	(116)
Other Derivative Financial Instruments | Futures Contract | Sell USD | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(1,000)
Derivative financial instruments	252
Other Derivative Financial Instruments | Futures Contract | Buy EUR | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	39,223	29,114
Derivative financial instruments		480
Derivative financial instruments	(547)
Other Derivative Financial Instruments | Futures Contract | Sell Eur | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(18,065)
Derivative financial instruments	152
Other Derivative Financial Instruments | Forward | Buy USD | Chilean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	15,979
Derivative financial instruments	(29)
Other Derivative Financial Instruments | Forward | Buy USD | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,392
Derivative financial instruments	(71)
Other Derivative Financial Instruments | Forward | Buy USD | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,482	6,263
Derivative financial instruments	35
Derivative financial instruments		(240)
Other Derivative Financial Instruments | Forward | Buy USD | Mexican Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	9,899
Derivative financial instruments	256
Other Derivative Financial Instruments | Forward | Buy USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	26,961	8,128
Derivative financial instruments	749
Derivative financial instruments		(230)
Other Derivative Financial Instruments | Forward | Buy USD | United Arab Emirates Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	133
Derivative financial instruments	(0)
Other Derivative Financial Instruments | Forward | Buy USD | Saudi Riyal
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,755
Derivative financial instruments	(11)
Other Derivative Financial Instruments | Forward | Sell USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(6,654)	(2,345)
Derivative financial instruments		12
Derivative financial instruments	(104)
Other Derivative Financial Instruments | Forward | Buy EUR | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		1,490
Derivative financial instruments		(51)
Other Derivative Financial Instruments | Forward | Buy EUR | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,383
Derivative financial instruments	(13)
Other Derivative Financial Instruments | Forward | Sell Eur | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(3,274)
Derivative financial instruments		(28)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		3,715
Derivative financial instruments		(30)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Chilean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		19,874
Derivative financial instruments		(174)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		2,552
Derivative financial instruments		(48)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Egyptian Pound
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,965	20,865
Derivative financial instruments		1,479
Derivative financial instruments	(96)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Nigerian Naira
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,000
Derivative financial instruments	(33)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	176	2,397
Derivative financial instruments	1
Derivative financial instruments		(7)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	17,682
Derivative financial instruments	378
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	37,200	3,400
Derivative financial instruments		7
Derivative financial instruments	(4,968)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Peruvian Sol
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		1,200
Derivative financial instruments		(67)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Vietnamese Dong
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,334	4,054
Derivative financial instruments	(7)	(32)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(950)
Derivative financial instruments		(1)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(7,707)
Derivative financial instruments	$ 37
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Peruvian Sol
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(1,252)
Derivative financial instruments		62
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell Eur | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(6,323)
Derivative financial instruments		$ (40)